Offerings - Offering: 1	Sep. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	66,729,125
Maximum Aggregate Offering Price	$ 989,522,679.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 136,653.08
Rule 457(f)	true
Amount of Securities Received | shares	17,560,296
Value of Securities Received, Per Share	56.35
Value of Securities Received	$ 989,522,679.60
Fee Note MAOP	$ 989,522,679.60
Offering Note	This Registration Statement relates to the registration of the maximum number of shares of common stock, par value $0.01 per share, of Independence Realty Trust, Inc. ("IRT" and such shares, the "IRT Common Stock") estimated to be issuable by IRT upon the consummation of the merger (the "Company Merger") of Centerspace, a North Dakota real estate investment trust ("CSR"), with and into Islanders Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of IRT, as described in the joint proxy statement/prospectus that forms a part of the accompanying Registration Statement. The amount in the "Amount Registered" column is equal to the product of (i) 17,560,296 shares of beneficial interest, no par value, of CSR ("CSR Common Stock") issued and outstanding on September 17, 2026 (including in respect of CSR's equity-based awards or equity plans) multiplied by (ii) the exchange ratio of 3.800 shares of IRT Common Stock issuable in exchange for each share of CSR Common Stock pursuant to the Company Merger. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee as required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(c) and 457(f)(1) promulgated thereunder. CSR common shares are traded on the New York Stock Exchange ("NYSE"). Therefore, the maximum aggregate offering price has been calculated as the product of (i) $56.35, the average of the high and the low sale price per share of CSR Common Stock as reported on the NYSE as of September 18, 2026, multiplied by (ii) 17,560,296, the estimated maximum number of shares of CSR Common Stock that may be converted or exchanged in the Company Merger (including in respect of CSR's equity-based awards or equity plans) for IRT Common Stock being registered. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended and Rule 0-11 thereunder, the registration fee was determined by multiplying the Maximum Aggregate Offering Price by 0.00013810.